Debt (Details) - Schedule of outstanding debt (Parentheticals)	Jun. 30, 2022	Dec. 31, 2021
4.47% Term Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	4.47%	4.47%
3.75% Term Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	3.75%	3.75%